Mar-08-05 11:11am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-314 P.003/003 F-340

Antonio Aliberti
Director
Securities Operations Department

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

05004425

cert NYS

1-14830

NYSE

MAR 08 05

March 8, 2005

PROCESSED
MAR 10 2005
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GILDAN ACTIVEWEAR, INC., Common Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 8, 2005. Tentative listing date – Not yet determined.

Sincerely,

[signature]